Financial Instruments - Summary of Long Term Notes Payable (Parenthetical) (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
3-Month LIBOR rate	1.9084%	2.8076%
3-Month EURIBOR rate	0.383%	0.309%
CEMEX SAB de CV November 2029 Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Repurchased of Notes Amount	$ 360